Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands		Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Credit impairment (loss)		$ 41,335	$ 10,193
Derivative asset			282
Current		79,916	245,079
Non-current		10,065	9,144
Trade Accounts Receivable at Fair Value
Statement Line Items [Line Items]
Trade accounts receivables	[1]	156,026
Credit impairment (loss)	[1]	(26,133)
Fair Value gain/(loss)	[1]	(4,664)
Trade accounts receivables net	[1]	125,229
Trade Accounts Receivable at Amortised Cost
Statement Line Items [Line Items]
Trade accounts receivables		86,331	235,191
Credit impairment (loss)		(15,202)	(10,193)
Trade accounts receivables net		71,129	224,998
Trade Receivables
Statement Line Items [Line Items]
Balance with statutory authorities		7,672	5,759
Accrued interest		2,188	843
Advance to content vendor		3,462	10,761
Derivative asset			282
Prepaid charges		1,790	2,700
Unbilled revenues		1,717	5,592
Other receivables		2,023	3,288
Trade and other receivables		215,210	254,223
Current		205,145	245,079
Non-current		$ 10,065	$ 9,144

[1]	Business model is achieved both by collecting contractual cash flows and de-recognition of financial assets arising on assignment and novation transaction.